Assets pledged and collateral (Tables)	12 Months Ended
Dec. 31, 2013
Assets pledged and collateral	Assets pledged
end of	2013	2012
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	142,952	151,419
of which encumbered	92,300	90,745

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2013	2012
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	359,517	402,793
of which sold or repledged	267,896	292,514

Schedule of Other Assets Pledged and Collateral
Other information

end of	2013	2012
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	18,130	14,340
Swiss National Bank required minimum liquidity reserves	2,447	2,441

Bank
Assets pledged and collateral	Assets pledged
end of	2013	2012
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	137,207	145,598
of which encumbered	92,300	90,745

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2013	2012
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	359,508	402,784
of which sold or repledged	267,902	292,531

Schedule of Other Assets Pledged and Collateral
Other information

end of	2013	2012
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	18,130	14,340
Swiss National Bank required minimum liquidity reserves	2,305	2,312